Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents

NOTE 6. CASH AND CASH EQUIVALENTS

Cash equivalents are held to meet short-term payment commitments, rather than for investment or similar purposes. In order for a financial asset to be classified as cash equivalents, it should be readily convertible into a certain amount of cash and its risk of changes in value should be immaterial. Accordingly, an investment with original maturity of three months or less is classified as cash equivalent. Equity interests are excluded from cash equivalents.

Cash and cash equivalents break down as follows:

	12.31.18	12.31.17	01.01.17
Cash and Due from Banks	143,309,428	87,044,881	121,183,979
Argentine Central Bank’s Bills and Notes Maturing within up to 90 Days	70,117,158	24,981,766	12,720,258
Receivables from Reverse Repo Transactions	2,057,558	14,254,469	—
Local Interbank Loans	938,000	1,380,486	1,588,832
Overnight Placements in Banks Abroad	5,300,681	426,682	2,266,254
Mutual Funds	3,859,629	3,578,916	4,040,608
Time Deposits	285,999	291,016	7,084
Government Securities	—	—	1,830,938

Total Cash and Cash Equivalents	225,868,453	131,958,216	143,637,953

The analysis of risk of “Cash and Cash Equivalents” is disclosed in Note 46. Related-party information is disclosed in Note 52.